Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Other Non-Current Assets
11.	Other Non-Current Assets
  Other non-current assets consist of the following:
	As of December 31,
	2024	2023

Long-term rental deposits	53,966,563	63,854,202